Pension and Other Postretirement Employee Benefit Plans (Details 2) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Defined benefit pension plans, U.S. [Member]
Components of net periodic benefit cost [Abstract]
Benefits earned during the year	$ 230	$ 313	$ 278
Interest cost on benefit obligations	468	514	488
Expected return on plan assets	(742)	(585)	(719)
Amortization:
Net loss	225	304
Prior service cost (credit)	(43)	4	4
Curtailment (gain)/loss		1	1
Settlement loss	0	0	0
Special termination benefits	0	0	0
Net periodic benefit cost	138	551	52
Other defined benefit pension plans	14	15	11
Total defined benefit plans	152	566	63
Total defined contribution plans	332	359	263
Total pension and OPEB cost included in compensation expense	484	925	326
Changes in plan assets and benefit obligations recognized in other comprehensive income
Net (gain)/loss arising during the year	(187)	(168)	3,243
Prior service credit arising during the year		(384)
Amortization of net loss	(225)	(304)
Amortization of prior service (cost)/credit	43	(6)	(5)
Curtailment (gain)/loss	0	0	0
Settlement loss/(gain)	0	0	0
Foreign exchange impact and other		18
Total recognized in other comprehensive income	(369)	(844)	3,238
Total recognized in net periodic benefit cost and other comprehensive income	(231)	(293)	3,290
Defined benefit pension plans, Non-U.S. [Member]
Components of net periodic benefit cost [Abstract]
Benefits earned during the year	31	28	29
Interest cost on benefit obligations	128	122	142
Expected return on plan assets	(126)	(115)	(152)
Amortization:
Net loss	56	44	25
Prior service cost (credit)	(1)
Curtailment (gain)/loss	0	0	0
Settlement loss	1	1
Special termination benefits	1	1	3
Net periodic benefit cost	90	81	47
Other defined benefit pension plans	11	12	14
Total defined benefit plans	101	93	61
Total defined contribution plans	251	226	286
Total pension and OPEB cost included in compensation expense	352	319	347
Changes in plan assets and benefit obligations recognized in other comprehensive income
Net (gain)/loss arising during the year	(21)	183	235
Prior service credit arising during the year	(10)	(1)
Amortization of net loss	(56)	(44)	(27)
Amortization of prior service (cost)/credit	1
Curtailment (gain)/loss	0	0	0
Settlement loss/(gain)	(1)	(1)
Foreign exchange impact and other	(23)	36	(150)
Total recognized in other comprehensive income	(110)	173	58
Total recognized in net periodic benefit cost and other comprehensive income	(20)	254	105
OPEB Plans [Member]
Components of net periodic benefit cost [Abstract]
Benefits earned during the year	2	3	5
Interest cost on benefit obligations	55	65	74
Expected return on plan assets	(96)	(97)	(98)
Amortization:
Net loss	(1)
Prior service cost (credit)	(13)	(14)	(16)
Curtailment (gain)/loss		5	4
Settlement loss	0	0	0
Special termination benefits	0	0	0
Net periodic benefit cost	(53)	(38)	(31)
Other defined benefit pension plans	0	0	0
Total defined benefit plans	(53)	(38)	(31)
Total defined contribution plans	0	0	0
Total pension and OPEB cost included in compensation expense	(53)	(38)	(31)
Changes in plan assets and benefit obligations recognized in other comprehensive income
Net (gain)/loss arising during the year	(54)	(176)	248
Prior service credit arising during the year	0	0	0
Amortization of net loss	1
Amortization of prior service (cost)/credit	13	15	15
Curtailment (gain)/loss		2	3
Settlement loss/(gain)	0	0	0
Foreign exchange impact and other	1	(1)	3
Total recognized in other comprehensive income	(39)	(160)	269
Total recognized in net periodic benefit cost and other comprehensive income	$ (92)	$ (198)	$ 238